Warrants (Details Textual) - USD ($)					12 Months Ended
	Jan. 03, 2020	Jan. 03, 2019	Apr. 09, 2018	Jan. 03, 2018	Dec. 31, 2019
Warrants (Textual)
Exercise price					$ 7.50
GACP Finance Co., LLC, [Member] | Warrants [Member]
Warrants (Textual)
Warrant to purchase shares of common stock			40,000
Exercise price			$ 7.50
Exercise price description			The exercise price of the Additional Warrants, if issued, will be $9.00 per share for the first Additional Warrant, $10.50 per share for the second Additional Warrant, $12.00 per share for the third Additional Warrant and $13.50 per share for the fourth Additional Warrant, with the number of shares and exercise price subject to adjustment as set forth in the Additional Warrants Agreement and the Additional Warrant.
Expire term					3 years
Fair value of warrants					$ 7,660
Exercise price					$ 7.50
Risk free rate					2.28%
Volatility					114.11%
Expected life					3 years
Warrants exercise price			$ 0.003
GACP Finance Co., LLC, [Member] | Additional Warrants Agreement [Member]
Warrants (Textual)
Warrants to purchase of common stock			6,667
Mr. Yakov [Member]
Warrants (Textual)
Expire term		3 years
Exercise price	$ 0.001	$ 0.0001		$ 0.001
Risk free rate	1.63%	2.47%		2.13%